Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     24400    493231  SH          Sole
Accenture Ltd	     Common    G1150G111     24591    659799  SH	  Sole
Alcon Inc	     Common    H01301102     25109    181067  SH          Sole
Allergan	     Common    018490102     31017    546450  SH          Sole
Amazon.com	     Common    023135106     14542    155763  SH          Sole
Amgen Inc	     Common    031162100     26656    442567  SH          Sole
Apple Inc            Common    037833100     32690    176368  SH          Sole
Bard (C.R)	     Common    067383109     27467    349414  SH	  Sole
CH Robinson Inc	     Common    12541W209     18083    313125  SH	  Sole
Cisco Sys Inc        Common    17275R102     32244   1369741  SH          Sole
Gilead Inc	     Common    375558103     27656    594744  SH          Sole
Google		     Common    38259P508     35847     72294  SH          Sole
Mastercard	     Common    57636Q104     35317    174707  SH          Sole
Oracle Corp	     Common    68389X105     23292   1117639  SH          Sole
Qualcomm Inc         Common    747525103     29678    659814  SH	  Sole
Varian Medical Sys   Common    92220P105     30538    724848  SH	  Sole
Visa Inc             Common    92826C839     22084    319553  SH          Sole